Schedule of Fair Value of Options Granted Black-Scholes-Merton Model (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Dividend yield
Risk-free interest rate, minimum			3.62%
Risk-free interest rate, maximum			4.23%
Expected volatility		100.00%	100.00%
Minimum [Member]
Risk-free interest rate, minimum	4.00%	3.62%
Expected volatility	93.40%
Expected term	5 years	6 years	6 years
Maximum [Member]
Risk-free interest rate, minimum	4.50%	4.23%
Expected volatility	105.10%
Expected term	6 years	6 years 6 months	6 years 6 months